Reporting and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Nature Of Operations Policy
Nature of Operations  The Progressive insurance organization began business in 1937. The Progressive Corporation, an insurance holding company, was formed in 1965. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries (collectively the Progressive Group of Insurance Companies) provide personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles, which we refer to as our special lines products, through both an independent insurance agency channel and a direct channel. Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses through both the independent agency and direct channels. Our Property segment writes residential property insurance for homeowners, other property owners, and renters, primarily through the independent insurance agency channel.

Basis of Consolidation and Reporting
Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and ARX Holding Corp. (ARX), and their respective wholly owned insurance and non-insurance subsidiaries and affiliates, in which Progressive or ARX has a controlling financial interest. The Progressive Corporation owned 69.0% of the outstanding capital stock of ARX at December 31, 2017 and 69.2% at December 31, 2016 and 2015. The decrease reflects ARX employee stock options that were exercised during 2017. All intercompany accounts and transactions are eliminated in consolidation.

Estimates
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investments
Investments  Our fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.
Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.
Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are updated quarterly.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments, and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year, but have either liquidity facilities or mandatory put features within one year.

Trading securities are securities bought principally for the purpose of sale in the near term. We do not hold any trading securities. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.
Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge),

•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or

•	Variable cash flows of a forecasted transaction (cash flow hedge).
We did not have any derivatives outstanding at December 31, 2017 and 2016. To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.

•
Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•
Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

•
Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•
Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.
For all derivative positions, net cash requirements are limited to changes in fair values, which may vary as a result of changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Investment income consists of interest, dividends, and accretion net of amortization. In addition to the discussion above for asset-backed securities, interest is recognized on an accrual basis using the effective yield method. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our vehicle businesses, we perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.
For our Property business, we do not establish an allowance for doubtful accounts since the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after receipt of notice, cancel the policy and write off any remaining balance.

Deferred Acquisition Costs
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term.

Advertising Costs	We do not defer any advertising costs. Total advertising costs, which are expensed as incurred
Loss and Loss Adjustment Expense Reserves
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance
Reinsurance  Our reinsurance transactions include premiums ceded to “Regulated” plans and “Non-Regulated” plans. The  Regulated plans in which we participate are governed by insurance regulations and include state-provided reinsurance facilities (Michigan Catastrophic Claims Association, Florida Hurricane Catastrophe Fund, North Carolina Reinsurance Facility), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – “CAIP”) and federally regulated plans for flood (National Flood Insurance Program – “NFIP”); we act as a servicing agent for CAIP and as a participant in the “Write Your Own” program for the NFIP. The Non-Regulated plans are voluntary contractual arrangements and primarily relate to our Property business and transportation network company business written by our Commercial Lines segment. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written. See Note 7 – Reinsurance for further discussion.

Income Taxes
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, intangible assets, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. The effects of any changes in the tax rate are recorded to our provision for income taxes, including any changes on items initially recognized in accumulated other comprehensive income. See Note 5 – Income Taxes for further discussion.

Property and Equipment
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and laptops and the straight-line method for all other fixed assets. We evaluate impairment whenever events or circumstances warrant such a review and write-off the impaired assets if appropriate. Land and buildings comprised 66% and 65% of total property and equipment at December 31, 2017 and 2016, respectively.
The useful lives for property and equipment at December 31, 2017, were:

Useful Lives
Computer equipment and laptops	3 years
Software licenses (internal use)	1-5 years
Capitalized software	3-10 years
Buildings, improvements, and integrated components	7-40 years
All other property and equipment	3-15 years

At December 31, 2017 and 2016, included in other assets in the consolidated balance sheets is $5.3 million and $8.7 million, respectively, of “held for sale” property, which represents the fair value of this property less the estimated costs to sell.

Goodwill and Intangible Assets
Goodwill and Intangible Assets Goodwill is the excess of the purchase price over the estimated fair value of the assets and liabilities acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Substantially all of the goodwill recorded as of December 31, 2017 and 2016, relates to the April 1, 2015 acquisition of a controlling interest in ARX.
Intangible assets primarily arose through the acquisition of ARX and mainly represent the future premiums that will be recognized from the policies and agency relationships that existed at the acquisition date. The majority of the intangible assets have finite lives, which, at December 31, 2017, had a remaining life range from 2 to 11 years. See Note 16 – Goodwill and Intangible Assets for further discussion.
We evaluate our goodwill for impairment at least annually using a qualitative approach. If events or changes in circumstances indicate that the carrying value of goodwill or intangible assets may not be recoverable, we will evaluate such items for impairment using a quantitative approach.

Guaranty Fund Assessments
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments that are available for recoupment from policyholders are capitalized when incurred; all other assessments are expensed.

Fees and Other Revenues
Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from ceding commissions in excess of acquisition costs, the sale of tax credits, referral fees, rental income, and other revenue transactions. Fees and other revenues are generally earned when collected, except for excess ceding commissions, which are earned over the policy period.

Service Revenues and Expenses
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans are expensed as incurred.

Equity-Based Compensation
Equity-Based Compensation  We issue time-based and performance-based restricted stock unit awards to key members of management (including members of ARX and its subsidiaries in 2017) as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as “restricted equity awards.” Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods. Dividend equivalent units are credited to outstanding restricted stock unit awards, both time-based and performance-based, at the time a dividend is paid to shareholders.
We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain time-based restricted equity awards based on the “qualified retirement” provisions in our equity compensation plans, under which (among other provisions) if the participant satisfies certain age and years-of-service requirements, the vesting and distribution of 50% of outstanding time-based restricted equity awards accelerates upon reaching eligibility for a qualified retirement and shortly after the grant date for each subsequent award.
ARX has nonqualified and incentive stock options outstanding that were issued prior to April 2015 as a form of equity compensation to certain of the officers and employees of ARX and its subsidiaries. These outstanding stock options are subject to the put/call features contained in the current stockholders’ agreement, pursuant to which The Progressive Corporation has the right, and can be required, to purchase a portion or all the shares underlying these awards in 2018 and 2021. The vested stock options, and the shares issuable upon exercise of the stock options, are also subject to repurchase by ARX if the holder’s employment terminates. See Note 15 – Redeemable Noncontrolling Interest for further discussion. These stock options, which are treated for accounting purposes as liability awards, are expensed over the respective vesting periods based on the Black-Scholes value determined at period end.

Earnings Per Share
Earnings Per Share  Net income attributable to Progressive is used in our calculation of the per share amounts. Basic earnings per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted earnings per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	earned but unvested time-based restricted equity awards, and

•	certain unvested performance-based restricted equity awards that satisfied contingency conditions for common stock equivalents during the period.

Cash Flow, Supplemental Disclosures
Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts on ARX’s subsidiaries, which are primarily collateralized by U.S. Treasury notes. The amount of reverse repurchase commitments held by ARX’s subsidiaries at December 31, 2017, 2016, and 2015, were $247.2 million, $150.0 million, and $174.8 million, respectively. Restricted cash on our consolidated balance sheets at December 31, 2017 and 2016, represents cash that is restricted to pay flood claims under the National Flood Insurance Program’s “Write Your Own” program, for which American Strategic Insurance and other subsidiaries of ARX (ASI) are administrators. Non-cash activity includes declared but unpaid dividends.
The cash transferred in the exchange transaction, which occurred in June 2016, was revised to correct the reclassification of a non-cash transaction; there was no overall impact on the increase in cash, cash equivalents, and restricted cash that was reported in our consolidated statement of cash flows for the year ended December 31, 2016. See Note 16 – Goodwill and Intangible Assets for further discussion of the exchange transaction.
For the years ended December 31, we paid the following:

(millions)	2017	2016	2015
Income taxes	$715.6	$459.4	$701.8
Interest	146.3	139.2	132.0

New Accounting Standards
New Accounting Standards
Issued
In January 2018, the Financial Accounting Standards Board (FASB) proposed an Accounting Standards Update (ASU), which would provide targeted improvements to the new lease accounting guidance issued by the FASB in February 2016 (the “2016 ASU”). The 2016 ASU, which eliminates the off-balance-sheet accounting for leases, will require lessees to report their operating leases as both an asset and liability on the statement of financial position and to disclose key information about leasing arrangements in the financial statement footnotes. Under the 2016 ASU, there will be no change to the recognition of lease expense in our results of operations. The ASU will be effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2018 (2019 for calendar-year companies). Under the proposed guidance, companies would have the option to apply the new lease requirements either as of the effective date (i.e., January 1, 2019), with comparative information presented in accordance with the previous standard, or on a modified restrospective basis, which would restate all financial statement information as of the beginning of the earliest period presented and is the transition method under the 2016 ASU. Based on our lease portfolio at December 31, 2017, and in accordance with the accounting elections available in the ASU, we would have recorded an increase to assets and liabilities of approximately $140 million, and there would have been no impact on our results of operations or cash flows. Therefore, we do not expect this standard to have a material impact on our financial condition.
In March 2017, the FASB issued an ASU related to premium amortization on purchased callable debt securities. The intent of the standard is to shorten the amortization period for certain purchased callable debt securities held at a premium. Under the ASU, the premium is required to be amortized to the earliest call date. The ASU more closely aligns interest income recorded on bonds held at a premium with the economics of the underlying instrument. The ASU, which is required to be applied on a modified retrospective basis, is effective for fiscal years beginning after December 15, 2018 (2019 for calendar-year companies), and interim periods within those fiscal years. Since we have historically used a yield-to-worst scenario for our securities that were purchased at a premium, and the first call on a premium security most often produces the lowest and most conservative yield, we do not expect this standard to have a significant impact on our financial condition, cash flows, or results of operations.
In January 2017, the FASB issued an ASU, which eliminates the requirement to determine the implied value of goodwill in measuring an impairment loss. Upon adoption, the measurement of a goodwill impairment will represent the excess of the reporting unit’s carrying value over fair value, limited to the carrying value of goodwill. This ASU is effective for goodwill impairment tests in fiscal years beginning after December 15, 2019 (2020 for calendar-year companies), with early adoption permitted. We do not expect this standard to have a material impact on our financial position or results of operations.

In June 2016, the FASB issued an ASU intended to improve the timing, and enhance the accounting and disclosure, of credit losses on financial assets. Additionally, this update will modify the existing accounting guidance related to the impairment evaluation for available-for-sale debt securities and will result in the creation of an allowance for credit losses as a contra asset account. The ASU will require cumulative-effect changes to retained earnings in the period of adoption, if any occur, and will also require prospective changes on previously recorded impairments. This ASU is effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2019 (2020 for calendar-year companies), with early adoption permissible (including interim periods within that fiscal year) beginning after December 15, 2018 (2019 for calendar-year companies). While the ASU creates additional accounting complexities related to the recognition of the impairment losses, and subsequent recoveries, through an allowance for credit losses account, we do not expect that the ASU will have a material impact on our current method of evaluating securities for credit losses or the timing or recognition of the amounts of the impairment losses.

In January 2016, the FASB released an ASU intended to improve the recognition and measurement of financial instruments. The new guidance will require the changes in fair value of equity securities to be recognized as a component of net income. The ASU is effective for fiscal years beginning after December 15, 2017 (2018 for calendar-year companies) and requires the prospective method of adoption with a cumulative-effect adjustment recorded to beginning retained earnings upon adoption. In January 2018, we recorded a cumulative-effect adjustment of $1.3 billion, which is net of taxes at the 35% tax rate. The cumulative-effect adjustment represents the amount of after-tax net unrealized gains on equity securities that was recorded as part of accumulated other comprehensive income at December 31, 2017. This ASU will have no impact on comprehensive income.
Adopted
For the year ended December 31, 2017, we adopted the ASU related to the statement of cash flows and the classification and presentation of changes in restricted cash. This update requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts described as restricted cash. This ASU, which is required to be applied on a retrospective basis, is effective for fiscal years beginning after December 15, 2017, with early adoption permitted. We elected to early adopt this ASU. Since this standard only affected classification and presentation, there was no impact on our results of operations, financial condition, or cash flows.
On January 1, 2017, we adopted the ASU to simplify the accounting for employee share-based payment transactions. There were several provisions that could be adopted under this ASU. We did not elect to make any changes to our method of recording forfeitures and are continuing to withhold taxes at the minimum statutory tax rate. We did elect, on a retrospective basis, to disclose the payment of cash to a taxing authority for which we withheld shares for this purpose as a financing activity. Lastly, during the year ended December 31, 2017, we recognized $25.1 million of excess tax benefits as an income tax benefit in our consolidated statements of comprehensive income; this provision was adopted on a prospective basis.